Financial risk management (Tables)	12 Months Ended
Dec. 31, 2024
Financial risk management
Schedule of changes in the gross carrying amount of the loans receivable to demonstrate the effects of the changes in the loss allowance

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total
	RMB	RMB	RMB	RMB
Gross carrying amount as of January 1, 2022	4,861,831	186,643	200,330	5,248,804

Transfers:
Transfer from Stage 1 to Stage 2	(143,965)	143,965	—	—
Transfer from Stage 1 to Stage 3	(499,659)	—	499,659	—
Transfer from Stage 2 to Stage 3	—	(124,269)	124,269	—
Net increases/ (decreases)	1,331,177	(68,051)	(43,642)	1,219,484
Write - offs	—	—	(672,136)	(672,136)
Currency translation differences	2,602	85	—	2,687

Gross carrying amount as of December 31, 2022	5,551,986	138,373	108,480	5,798,839

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total
	RMB	RMB	RMB	RMB
Gross carrying amount as of January 1, 2023	5,551,986	138,373	108,480	5,798,839

Transfers:
Transfer from Stage 1 to Stage 2	(322,405)	322,405	—	—
Transfer from Stage 1 to Stage 3	(930,149)	—	930,149	—
Transfer from Stage 2 to Stage 1	25	(25)	—	—
Transfer from Stage 2 to Stage 3	—	(121,231)	121,231	—
Net increases/ (decreases)	4,902,917	(6,344)	(10,717)	4,885,856
Write - offs	—	—	(945,311)	(945,311)
Currency translation differences	84,870	4,755	666	90,291

Gross carrying amount as of December 31, 2023	9,287,244	337,933	204,498	9,829,675

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total
	RMB	RMB	RMB	RMB
Gross carrying amount as of January 1, 2024	9,287,244	337,933	204,498	9,829,675

Transfers:
Transfer from Stage 1 to Stage 2	(467,517)	467,517	—	—
Transfer from Stage 1 to Stage 3	(2,101,393)	—	2,101,393	—
Transfer from Stage 2 to Stage 1	2,655	(2,655)	—	—
Transfer from Stage 2 to Stage 3	—	(348,198)	348,198	—
Net increases/ (decreases)	5,354,258	(61,297)	(218,540)	5,074,421
Write - offs	—	—	(1,565,290)	(1,565,290)
Currency translation differences	(628,531)	(32,231)	(86,727)	(747,489)

Gross carrying amount as of December 31, 2024	11,446,716	361,069	783,532	12,591,317

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total
	RMB	RMB	RMB	RMB
Loss allowance as of January 1, 2022	(272,753)	(145,003)	(186,750)	(604,506)

Transfers:
Transfer from Stage 1 to Stage 2	10,213	(10,213)	—	—
Transfer from Stage 1 to Stage 3	34,968	—	(34,968)	—
Transfer from Stage 2 to Stage 3	—	98,398	(98,398)	—
Net (increases)/decreases	(133,424)	(49,867)	(446,803)	(630,094)
Write - offs	—	—	672,136	672,136
Changes in ECL measurement	111,935	(4,943)	(761)	106,231
Currency translation differences	(3,289)	(690)	—	(3,979)

Loss allowance as of December 31, 2022	(252,350)	(112,318)	(95,544)	(460,212)

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total
	RMB	RMB	RMB	RMB
Loss allowance as of January 1, 2023	(252,350)	(112,318)	(95,544)	(460,212)

Transfers:
Transfer from Stage 1 to Stage 2	15,201	(15,201)	—	—
Transfer from Stage 1 to Stage 3	50,648	—	(50,648)	—
Transfer from Stage 2 to Stage 1	(16)	16	—	—
Transfer from Stage 2 to Stage 3	—	93,045	(93,045)	—
Net (increases)/decreases	(427,451)	(217,500)	(893,519)	(1,538,470)
Write - offs	—	—	945,311	945,311
Changes in ECL measurement	(66,153)	(5,575)	527	(71,201)
Currency translation differences	(20,717)	(2,715)	(1,941)	(25,373)

Loss allowance as of December 31, 2023	(700,838)	(260,248)	(188,859)	(1,149,945)

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total
	RMB	RMB	RMB	RMB
Loss allowance as of January 1, 2024	(700,838)	(260,248)	(188,859)	(1,149,945)

Transfers:
Transfer from Stage 1 to Stage 2	52,760	(52,760)	—	—
Transfer from Stage 1 to Stage 3	306,068	—	(306,068)	—
Transfer from Stage 2 to Stage 1	(1,827)	1,827	—	—
Transfer from Stage 2 to Stage 3	—	262,730	(262,730)	—
Net (increases)/decreases	(781,584)	(242,481)	(1,646,460)	(2,670,525)
Write - offs	—	—	1,565,290	1,565,290
Changes in ECL measurement	(51,290)	10,029	8,398	(32,863)
Currency translation differences	112,006	23,949	107,597	243,552

Loss allowance as of December 31, 2024	(1,064,705)	(256,954)	(722,832)	(2,044,491)

Schedule of maturity analysis of non-derivative financial liabilities

	Less than	Between 1 year	Between 2 years
	1 year	and 2 years	and 5 years	Over 5 years	Total
	RMB	RMB	RMB	RMB	RMB
As of January 1, 2022

Borrowings	7,061,316	1,615,786	115,029	—	8,792,131
Lease liabilities	646,051	450,718	278,396	7,767	1,382,932
Preferred shares issued by subsidiaries (i)	—	—	11,376,625	5,272,659	16,649,284
Accounts and notes payable	4,755,715	—	—	—	4,755,715
Other financial liabilities	7,732,230	14,221	182,890	5,677	7,935,018

	Less than	Between 1 year	Between 2 years
	1 year	and 2 years	and 5 years	Over 5 years	Total
	RMB	RMB	RMB	RMB	RMB
As of December 31, 2022

Borrowings	5,038,814	145,914	7,446	—	5,192,174
Lease liabilities	722,899	424,846	380,039	71,668	1,599,452
Preferred shares issued by subsidiaries (i)	—	—	16,111,666	1,880,442	17,992,108
Accounts and notes payable	2,913,770	—	—	—	2,913,770
Other financial liabilities	8,010,517	135,142	19,010	35,857	8,200,526

	Less than	Between 1 year	Between 2 years
	1 year	and 2 years	and 5 years	Over 5 years	Total
	RMB	RMB	RMB	RMB	RMB
As of December 31, 2023

Borrowings	7,925,685	913,814	198,610	—	9,038,109
Lease liabilities	522,131	378,920	267,148	86,589	1,254,788
Preferred shares issued by subsidiaries (i)	—	—	16,384,875	1,912,329	18,297,204
Accounts and notes payable	4,594,287	—	—	—	4,594,287
Other financial liabilities	10,493,551	197,643	8,599	54,972	10,754,765

	Less than	Between 1 year	Between 2 years
	1 year	and 2 years	and 5 years	Over 5 years	Total
	RMB	RMB	RMB	RMB	RMB
As of December 31, 2024

Borrowings	11,045,619	637,315	195,492	—	11,878,426
Lease liabilities	563,252	330,468	312,368	55,413	1,261,501
Preferred shares issued by subsidiaries (i)	—	268,885	10,514,853	1,940,868	12,724,606
Accounts and notes payable	4,477,990	—	—	—	4,477,990
Other financial liabilities	11,419,633	—	49,094	54,972	11,523,699
(i)

The preferred shares issued by the subsidiaries were presented as current liabilities as described in Note 3.1.12. The holders of preferred shares also have liquidation rights on certain deemed liquidation event, whose likelihood for the occurrence is remote.

Schedule of financial instruments

		As of January 1, 2022
		Level 1	Level 2	Level 3	Total
	Note	RMB	RMB	RMB	RMB
Assets
Treasury investments measured at FVTPL	21	—	4,622	—	4,622
Other financial investments measured at FVTPL - Investments in ordinary shares and preferred shares	23	—	—	845,822	845,822
Other financial investments measured at FVTPL - Investments in limited partnerships	23	—	—	1,227,333	1,227,333
Other financial investments measured at FVTPL - Other investments	23	—	—	1,532,803	1,532,803
Other financial investments measured at FVOCI - Investments in ordinary shares	24	13,342,945	—	88,104	13,431,049
		13,342,945	4,622	3,694,062	17,041,629

Liabilities
Preferred shares issued by subsidiaries	33	—	—	12,316,166	12,316,166
		—	—	12,316,166	12,316,166

		As of December 31, 2022
		Level 1	Level 2	Level 3	Total
	Note	RMB	RMB	RMB	RMB
Assets
Treasury investments measured at FVTPL	21	—	1,755,009	—	1,755,009
Other financial investments measured at FVTPL - Investments in ordinary shares and preferred shares	23	—	—	853,934	853,934
Other financial investments measured at FVTPL - Investments in limited partnerships	23	—	—	1,300,119	1,300,119
Other financial investments measured at FVTPL - Other investments	23	—	—	685,707	685,707
Other financial investments measured at FVOCI - Investments in ordinary shares	24	6,725,766	—	85,726	6,811,492
Other financial investments measured at FVOCI - Debt investments	24	—	197,804	—	197,804
Short-term debt investments measured at FVOCI		—	563,799	—	563,799
		6,725,766	2,516,612	2,925,486	12,167,864

Liabilities
Preferred shares issued by subsidiaries	33	—	—	7,588,985	7,588,985
		—	—	7,588,985	7,588,985

		As of December 31, 2023
		Level 1	Level 2	Level 3	Total
	Note	RMB	RMB	RMB	RMB
Assets
Treasury investments measured at FVTPL	21	—	3,250,041	—	3,250,041
Treasury investments measured at FVOCI	21	—	8,770	—	8,770
Other financial investments measured at FVTPL - Investments in ordinary shares and preferred shares	23	51,501	—	1,267,072	1,318,573
Other financial investments measured at FVTPL - Investments in limited partnerships	23	—	—	1,225,642	1,225,642
Other financial investments measured at FVTPL - Other investments	23	—	—	342,504	342,504
Other financial investments measured at FVOCI - Investments in ordinary shares	24	8,522,105	—	86,586	8,608,691
Other financial investments measured at FVOCI - Debt investments	24	—	1,015,875	—	1,015,875
Current and non-current contingent consideration assets	26	—	—	250,368	250,368
Short-term debt investments measured at FVTPL		—	—	254,501	254,501
Short-term debt investments measured at FVOCI		—	676,209	—	676,209
		8,573,606	4,950,895	3,426,673	16,951,174

Liabilities
Preferred shares issued by subsidiaries	33	—	—	13,846,145	13,846,145
Other current financial liabilities measured at FVTPL	32	—	—	32,971	32,971
Other non-current financial liabilities measured at FVTPL		—	—	173,526	173,526
		—	—	14,052,642	14,052,642

		As of December 31, 2024
		Level 1	Level 2	Level 3	Total
	Note	RMB	RMB	RMB	RMB
Assets
Treasury investments measured at FVTPL	21	—	3,171,720	4,868,032	8,039,752
Treasury investments measured at FVOCI	21	—	9,769	—	9,769
Other financial investments measured at FVTPL - Investments in ordinary shares and preferred shares	23	176,424	—	1,919,716	2,096,140
Other financial investments measured at FVTPL - Investments in limited partnerships	23	—	—	1,147,455	1,147,455
Other financial investments measured at FVTPL - Other investments	23	—	—	358,464	358,464
Other financial investments measured at FVOCI - Investments in ordinary shares	24	5,594,762	—	30,000	5,624,762
Current and non-current contingent consideration assets	26	—	—	8,889	8,889
Derivative assets measured at FVTPL		—	122,699	—	122,699
Short-term debt investments measured at FVOCI		—	1,535,897	—	1,535,897
		5,771,186	4,840,085	8,332,556	18,943,827

Liabilities
Preferred shares issued by subsidiaries	33	—	—	10,961,493	10,961,493
Other current financial liabilities measured at FVTPL	32	—	93,174	334,034	427,208
Other non-current financial liabilities measured at FVTPL		—	—	36,632	36,632
		—	93,174	11,332,159	11,425,333

	Financial assets
	Investment in
	ordinary
	shares and	Investment in
	preferred	ordinary
	shares	shares	Investment in	Others
	measured at	measured at	limited	measured at
	FVTPL	FVOCI	partnerships	FVTPL
	RMB	RMB	RMB	RMB
As of January 1, 2022	845,822	88,104	1,227,333	1,532,803
Additions	73,379	—	20,552	58,641
Disposals/settlements	(31,873)	—	(19,606)	(2,199,322)
Changes in fair value	(103,410)	(6,667)	35,745	1,208,966
Currency translation differences	70,016	4,289	36,095	84,619
As of December 31, 2022	853,934	85,726	1,300,119	685,707

Net unrealized gains (losses) through profit or loss for the year	(103,410)	n/a	35,745	(8,086)

					Financial
	Financial assets				liabilities
	Investment in
	ordinary
	shares and	Investment in			Derivative
	preferred	ordinary			liabilities and
	shares	shares	Investment in	Others	other
	measured at	measured at	limited	measured	financial
	FVTPL	FVOCI	partnerships	at FVTPL	liabilities
	RMB	RMB	RMB	RMB	RMB
As of January 1, 2023	853,934	85,726	1,300,119	685,707	—
Additions	636,709	—	202	397,865	529,116
Disposals/settlements	—	—	(75,555)	(145,517)	—
Changes in fair value	(177,993)	—	(6,995)	(97,936)	(320,618)
Transfer to level 1 financial instruments	(60,402)	—	—	—	—
Currency translation differences	14,824	860	7,871	7,254	(2,001)
As of December 31, 2023	1,267,072	86,586	1,225,642	847,373	206,497

Net unrealized gains (losses) through profit or loss for the year	(177,993)	n/a	(6,995)	(97,936)	4,556

						Financial
	Financial assets					liabilities
	Investment in
	ordinary
	shares and	Investment in				Derivative
	preferred	ordinary		Treasury	Others	liabilities
	shares	shares	Investment in	investments	measured	and other
	measured at	measured at	limited	measured at	at	financial
	FVTPL	FVOCI	partnerships	FVTPL	FVTPL	liabilities
	RMB	RMB	RMB	RMB	RMB	RMB
As of January 1, 2024	1,267,072	86,586	1,225,642	—	847,373	206,497
Additions	551,744	—	1,500	14,265,000	53,576	247,986
Disposals/settlements	—	—	(54,073)	(9,454,911)	(266,394)	(456,098)
Changes in fair value	91,828	(5,000)	(31,439)	57,943	(152,885)	369,454
Transfer to level 1 financial instruments	—	(51,908)	—	—	(115,496)	—
Currency translation differences	9,072	322	5,825	—	1,179	2,827
As of December 31, 2024	1,919,716	30,000	1,147,455	4,868,032	367,353	370,666

Net unrealized gains (losses) through profit or loss for the year	128,580	n/a	(31,577)	54,587	(27,795)	(295,536)

Schedule of quantitative information about the significant unobservable inputs used in recurring level 3 fair value measurements except for preferred shares issued by subsidiaries

											Relationship of
						Significant					unobservable
						unobservable					inputs to fair
Description		Fair values				inputs	Range of inputs				values
		As of January 1,	As of December 31,				As of January 1,	As of December 31,
		2022	2022	2023	2024		2022	2022	2023	2024
	Note	RMB	RMB	RMB	RMB
Investments in ordinary shares and preferred shares measured at fair value (i)	23&24	933,926	939,660	1,353,658	1,949,716	Expected volatility	48.1%-63.0%	38.9%-51.0%	42.2%-64.9%	27.8%-79.2%	Depends on rights and restrictions of shares held by the Group
						Discount for lack of marketability (“DLOM”)	7.5%-9.5%	5.0%-5.7%	4.8%-29.0%	3.8%-29.3%	The higher the DLOM, the lower the fair value
						Risk-free interest rate	0.5%-2.4%	2.1%-4.7%	2.1%-4.2%	1.5%-3.8%	The higher the risk - free rate, the lower the fair value
Treasury investments measured at FVTPL	21	—	—	—	4,868,032	Expected rate of return	n/a	n/a	n/a	1.7%-4.1%	The higher the expected rate of return, the higher the fair value
Derivative liabilities and other financial liabilities		—	—	206,497	370,666	Expected volatility	n/a	n/a	36.1%-46.3%	54.3%-67.2%	The higher the expected volatility, the higher the fair value
						Risk-free interest rate	n/a	n/a	4.4%-5.7%	1.7%-4.4%	The higher the risk-free rate, the lower the fair value
(i)	If the respective unobservable inputs of investments in ordinary shares and preferred shares measured at FVTPL held by the Group had been 5% higher or lower, the profit before income tax for the year ended December 31, 2024 would have been approximately RMB17,943 lower or RMB17,927 higher (the loss before income tax for the year ended December 31, 2023 would have been RMB13,355 higher or RMB13,354 lower; the loss before income tax for the year ended December 31, 2022 would have been RMB1,331 higher or RMB1,331 lower).

Schedule of key assumptions used for preferred shares issued by subsidiaries

	As of January 1,	As of December 31,
	2022	2022	2023	2024
Voyager Group Inc.
Risk-free interest rate	1.5%	3.9%	3.9%	4.4%
DLOM	13.8%	12.5%	12.5%	13.0%
Expected volatility	49.5%	55.4%	53.5%	54.4%
Soda Technology Inc.
Risk-free interest rate	1.2%	4.2%	4.1%	4.2%
DLOM	10.2%	8.9%	6.9%	5.7%
Expected volatility	45.7%	44.4%	39.2%	41.2%
City Puzzle Holding Limited
Risk-free interest rate	1.1%	4.2%	4.2%	4.3%
DLOM	11.8%	11.1%	6.7%	10.3%
Expected volatility	57.8%	61.1%	41.3%	48.5%